Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income (loss)	$ (3,588,934)	$ (9,658,769)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Net income (loss) from discontinued operations	(132,223)	7,838,631
Gain on disposition of subsidiary	(3,282,804)
Depreciation and amortization of intangibles	908,982	176,612
Stock compensation		523,936
Loss on extinguishment of debt		286,350
Amortization of right of use asset	181,032	15,931
Change in debt discounts	382,565
Loss on redemption of preferred shares	4,017,553
Gain on forgiveness of debt – PPP loan	(360,302)
Gain on sale of property and equipment	(10,885)
Loss on write-down of contingent notes payable	602,204
Changes in operating assets and liabilities:
Accounts receivable	48,930	95,216
Inventory	389,110	(565,264)
Prepaid expenses and other assets	182,366	(495,831)
Accounts payable and accrued expenses	719,890	962,464
Impact on lease liability	(177,282)	(15,931)
Change on contract liabilities	(950,640)	85,761
Deferred taxes	75,000	(84,000)
Customer deposits	94,302	965,254
Due to related parties	3,570	7,140
Net cash provided by (used in) operating activities from continuing operations	(897,566)	137,500
Net cash provided by (used in) operating activities from discontinued operations	(170,580)	3,788,983
Net cash provided by (used in) operating activities	(1,068,146)	3,926,483
INVESTING ACTIVITIES
Net cash acquired in (paid for) acquisitions	(15,857,295)	1,409,936
Proceeds from sale of property and equipment	25,000
Proceeds from disposition of subsidiary	325,000
Investments in certificates of deposit		(276,270)
Purchase of property and equipment	(177,475)	(72,794)
Net cash provided by (used in) investing activities from continuing operations	(15,684,770)	1,060,872
Net cash provided by investing activities from discontinued operations	644,303	72,001
Net cash provided by (used in) investing activities	(15,040,467)	1,132,873
FINANCING ACTIVITIES
Proceeds from convertible notes payable, net of fees and debt discounts	23,744,975
Proceeds of notes payables	3,550,000	21,968
Payment of vesting notes payable – related party	(100,000)
Proceeds from (repayment on) lines of credit	(301,081)	301,081
Repayment of grid note – related party	(56,900)	(62,500)
Payments to sellers	(977,686)	(4,356,162)
Payments on notes payable	(5,021,511)	(856,225)
Proceeds from issuance of preferred shares, net of costs	3,000,000	4,921,315
Proceeds from exercise of stock options and warrants		212,500
Redemption of preferred shares	(6,054,241)
Dividends paid on preferred shares	(1,032,806)
Financing fees	(165,230)
Net cash provided by financing activities from continuing operations	16,585,520	181,977
Net cash provided by (used in) financing activities from discontinued operations	(208,693)	4,449,634
Net cash provided by financing activities	16,376,827	4,631,611
NET CHANGE IN CASH AND RESTRICTED CASH – Continuing Operations	3,184	1,380,349
NET CHANGE IN CASH AND RESTRICTED CASH – Discontinued Operations	(265,030)	8,310,618
CASH AND RESTRICTED CASH AVAILABLE – Discontinued Operations	265,030	(8,310,618)
CASH AND RESTRICTED CASH – Continuing Operations
Beginning of year	1,380,349
End of year	$ 1,383,533	$ 1,380,349